Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Balance at the beginning of year		$ 99,270,280	$ 64,404,946
Other payments to acquire interests in joint ventures		59,505,559	49,312,890
Cash flows used to purchase non-controlling interests		0	1,149,689
Participation in the joint ventures and associates (loss)		(10,815,520)	(8,914,097)	$ (5,560,522)
Dividends received		(423,994)	(353,150)
Business combinations	[1]	(14,144,241)	0
Others		8,625,697	(6,329,998)
Total		$ 142,017,781	$ 99,270,280	$ 64,404,946

[1]	See Note 15 – Business combinations, letter a) and b).